PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income for All Significant Plans) (Details) (USD $)
In Millions
	1 Months Ended	12 Months Ended
	Jun. 30, 2010 Styron [Member]	Dec. 31, 2010 Defined Benefit Pension Plans [Member]		Dec. 31, 2009 Defined Benefit Pension Plans [Member]		Dec. 31, 2008 Defined Benefit Pension Plans [Member]		Dec. 31, 2010 Other Postretirement Benefits [Member]		Dec. 31, 2009 Other Postretirement Benefits [Member]		Dec. 31, 2008 Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 309		$ 270		$ 264		$ 15		$ 16		$ 18
Interest cost		1,098		1,081		961		111		138		117
Expected return on plan assets		(1,212)		(1,254)		(1,232)		(10)		(17)		(29)
Amortization of prior service cost (credit)		28		31		32		0		(3)		(4)
Amortization of unrecognized loss (gain)		268		106		43		(1)		(1)		(1)
Net periodic benefit cost		502		247		122		118		133		135
Net loss (gain)		591		804		4,669		59		(114)		23
Prior service cost		2		2		4		0		0		0
Amortization of prior service (cost) credit		(36)		(31)		(32)		(3)		3		4
Amortization of unrecognized (loss) gain		(271)		(119)		(43)		1		1		1
Total recognized in other comprehensive loss (income)		286		656		4,598		57		(110)		28
Total recognized in net periodic benefit cost and other comprehensive loss		788		903		4,720		175		23		163
Curtailment cost	$ 11	$ 11	[1]	$ 13	[1]	$ 54	[1]	$ 3	[1]	$ 0	[1]	$ 34	[1]

[1]	Includes $11 million of curtailment and settlement costs recorded in 2010 related to the divestiture of Styron (see Note E). See Note C for information regarding curtailment and settlement costs recorded in 2009 and 2008.